Related parties - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Revenue	$ 4,311,188	$ 4,414,559
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Percentage of marketing rights in production	100.00%
Loans outstanding from related party transactions	$ 76,328	76,328
Associates | Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Revenue	532,000	620,000
Receivables from related party transactions	73,000	37,000
Payables from related party transactions	198,000	211,000
Loans outstanding from related party transactions	$ 76,000	$ 76,000